Equity Activity - AOCI Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at the beginning of the period	$ 22,613	$ 22,021	$ 18,996
Balance at the end of the period	27,393	22,613	22,021
Pension settlement charges	3,113	0	5,894
Pension settlement charge, net of tax	2,400
Accumulated Other Comprehensive Income/(Loss)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at the beginning of the period	(18,761)	(16,740)	(23,234)
Other comprehensive income before reclassifications	215	(2,331)	1,007
Amount reclassified from accumulated other comprehensive income	3,278	310	5,487
Other comprehensive income/(loss)	3,492	(2,021)	6,494
Balance at the end of the period	(15,269)	(18,761)	(16,740)
Unrealized gains/(losses) on cash flow hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at the beginning of the period	(106)	(135)	(18)
Other comprehensive income before reclassifications	276	144	178
Amount reclassified from accumulated other comprehensive income	67	(115)	(295)
Other comprehensive income/(loss)	343	28	(117)
Balance at the end of the period	237	(106)	(135)
Foreign currency translation adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at the beginning of the period	(3,488)	(3,591)	(3,362)
Other comprehensive income before reclassifications	(23)	103	(229)
Other comprehensive income/(loss)	(23)	103	(229)
Balance at the end of the period	(3,512)	(3,488)	(3,591)
Net change retirement-related benefit plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at the beginning of the period	(15,165)	(13,013)	(19,854)
Other comprehensive income before reclassifications	(39)	(2,577)	1,059
Amount reclassified from accumulated other comprehensive income	3,210	425	5,782
Other comprehensive income/(loss)	3,171	(2,152)	6,841
Balance at the end of the period	(11,994)	(15,165)	(13,013)
Net unrealized gains/(losses) on available-for-sale securitites
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at the beginning of the period	(1)	(1)	(1)
Other comprehensive income before reclassifications	1	0	(1)
Other comprehensive income/(loss)	1	0	(1)
Balance at the end of the period	$ 0	$ (1)	$ (1)